Summary of Significant Account Policies: (Policies)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Summary of Significant Account Policies:
Basis of presentation

Basis of presentation

The accounting policies followed by the Company are set forth in the Company’s notes to the condensed consolidated financial statements that are a part of its Annual Report on Form 10-K for the fiscal year ended June 30, 2014 and should be read in conjunction with the financial statements contained herein.

The financial information included herein as of September 30, 2014, and for the three-month periods ended September 30, 2014, and 2013, have been presented without an audit, pursuant to accounting principles for interim financial information generally accepted in the United States of America, and the rules of the Securities and Exchange Commission.

The Company believes that the disclosures are adequate to make the information presented not misleading. The information presented reflects all adjustments (consisting solely of normal recurring adjustments), which are, in the opinion of management, necessary for a fair statement of results for the periods.

Restatement Correction of Error

As noted, the financial information for the three months ended September 30, 2013 has been restated to reflect the change in fair value of warrants liability for the WFEC warrants since their re-pricing in December 2012. The Company re-priced and extended warrants to purchase 8,500,000 shares of common stock in connection with the amendment of its Credit Agreement with WFEC in December 2012. The previously issued warrants were modified to provide for an exercise price of $0.20 per share with the exercise term extended to December 31, 2017. The warrants included certain anti-dilution provisions, which provide exercise price adjustments in the event that any common stock equivalents are issued at an effective price per share that is less than the exercise price of the warrants. The fair value of the warrants liability was not recorded for the year ended June 30, 2013 or previous years. The Company, however, recorded the liability related to the fair value of these warrants as of July 1, 2013 ($1,805,898) as an out-of-period charge to net income and corresponding liability on July 1, 2013. The subsequent increase in the warrants’ fair value during the three months ended September 30, 2013, has been reflected as an increase in the warrant liability and a charge to net income of $224,290 for the three months ended September 30, 2014. The restated effects are shown in the table following:

WFEC warrants liability

Balance previously reported as of June 30, 2013	$—
Balance recorded on July 1, 2013	1,805,898
Change in fair value of WFEC warrants liability	224,290
Balance as of September 30, 2013	$2,030,188

The estimated fair value of the warrants issued in connection with the Notes was determined using the Monte Carlo Simulation option pricing model, assuming there will be no dividend, using the applicable exercisable periods, a risk-free rate of return of approximately 0.89% and an expected stock volatility of approximately 80%. The estimated fair value for warrants associated with the WFEC Credit Agreement was determined using the Black-Scholes option pricing model, assuming there will be no dividend, using the applicable exercisable periods, a risk-free rate of return of approximately 0.89% and an expected volatility of 80%.

Earnings per share

Earnings per share

The Company has adopted the provisions of ASC No. 260, Earnings per Share. ASC No. 260 requires the presentation of basic earnings (loss) per share (“EPS”) and diluted EPS. Basic EPS is calculated by dividing net income or loss, less preferred dividends (income or loss attributable to common stockholders), by the weighted average number of common shares outstanding for the period. Diluted EPS is calculated by dividing net income or loss, less preferred dividends (income or loss attributable to common stockholders), by the weighted average number of common shares outstanding plus any dilutive shares (i.e., convertible preferred stock, stock warrants or other convertible debt) during the period, unless the effect of such potentially diluted securities would be antidilutive.

Potential dilutive securities (e.g., convertible preferred stock, stock options and warrants and convertible debt) have been considered, but because the Company reported net losses in the three-month periods ended September 30, 2014 and 2013, their effects would be anti-dilutive. The weighted average number of common shares outstanding was 77,505,908 and 77,431,832 for the quarters ended September 30, 2014 and 2013, respectively.

Earnings (loss) per common share

The Company has adopted the provisions of ASC No. 260, Earnings per Share. ASC No. 260 requires the presentation of basic earnings (loss) per share (“EPS”) and diluted EPS. Basic EPS is calculated by dividing net income or loss, less preferred dividends (income or loss attributable to common stockholders), by the weighted average number of common shares outstanding for the period. Diluted EPS is calculated by dividing net income or loss, less preferred dividends (income or loss attributable to common stockholders), by the weighted average number of common shares outstanding plus any dilutive shares (i.e., convertible preferred stock, stock warrants or other convertible debt) during the period, unless the effect of such potentially diluted securities would be anti-dilutive.

Potential dilutive securities (e.g., convertible preferred stock, stock warrants and convertible debt) have been considered for the years ended June 30, 2014 and 2013. For fiscal 2013, potential dilutive securities were disregarded due to the net loss because the effects would have been anti-dilutive. See the table below for a reconciliation of basic and diluted earnings per share:

	For the year ended June 30, 2014			For the year ended June 30, 2013
	Income	Shares	Per-Share	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Income available to common shareholders - basic earnings per share	7,704,135	77,285,846	0.10	(6,851,518)	77,263,381	(0.09)

Effect of dilutive securities
Warrants		15,890,011		—	—
Convertible debt	—	—		—	—
Convertible preferred	—	—		—	—
Options	—	—

Income available to common shareholders - diluted earnings per share	7,704,135	93,175,857	0.08	(6,851,518)	77,263,381	(0.09)